Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Inventories [Abstract]
Crude oil	$ 5,610	$ 4,878
Natural gas	222	322
Refined petroleum and petrochemical products	12,907	10,419
Total current inventories	18,739	15,619
Trading inventories	182	282
Current inventories arising from extractive activities and current production supplies	18,921	15,901
Supplies	1,959	2,087
Total current inventories	20,880	17,988	[1]
Cost of inventories expensed in the income statement	$ 209,672	$ 229,878		$ 179,716

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.